Fees Summary	Oct. 01, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,850,000
Previously Paid Amount	0.00
Total Fee Amount	160.95
Total Offset Amount	0.00
Net Fee	160.95
Narrative - Max Aggregate Offering Price	$ 1,850,000
Final Prospectus	true